Initial Public Offering (Details) - USD ($)		6 Months Ended		9 Months Ended
	Jan. 11, 2021	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued			3,600,000	3,600,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Offering cost			$ 245,462	$ 5,710,734
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued	27,600,000	27,600,000
Purchase price, per unit	$ 10.00	$ 10.00
Gross proceeds	$ 276,000,000.0	$ 276,000,000.0
Offering cost	15,800,000	15,800,000
Deferred underwriting commissions	$ 9,700,000	$ 9,700,000
Number of warrants in a unit	0.33	0.33
Initial Public Offering | Class A Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1	1
Number of shares issuable per warrant	1	1
Exercise price of warrants	$ 11.50	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued	3,600,000	3,600,000